CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
CAPITAL STRUCTURE	CAPITAL STRUCTURE
Shares Authorized
As of December 31, 2022, the Company had authorized a total of 950,000,000 shares for issuance consisting of 800,000,000 shares designated as common stock and 150,000,000 shares designated as preferred stock.
Warrants
As a result of the Business Combination in June 2020, the Company assumed private warrants previously issued in connection with VectoIQ's initial public offering. Each private warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. The exercise price and number of common shares issuable upon exercise of the private warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the private warrants will not be adjusted for issuance of common stock at a price below its exercise price.
On July 22, 2020, the Company issued a notice of redemption of all of its outstanding public warrants on a cash basis which was completed in September 2020. The Company issued 22,877,806 shares of common stock pursuant to the exercise of public warrants and received approximately $263.1 million of proceeds from such exercises. The 122,194 public warrants not exercised by the end of the redemption period were redeemed for a price of $0.01 per public warrant, and subsequently cancelled by the Company. The private warrants held by the initial holders thereof or permitted transferees of the initial holders were not subject to this redemption.
During the fourth quarter of 2020, 129,085 private warrants were exercised for total proceeds of $1.5 million.
As a result of the Romeo Acquisition in October 2022, the Company assumed 376,935 private warrants underlying the Romeo private placement warrants. Each private warrant entitles the registered holder to purchase one share of common stock at a price of $96.96 per share, subject to adjustment. Additionally, the Company assumed 250,416 warrants in the Romeo Acquisition which were previously issued by Romeo with convertible notes or in exchange for historical services provided ("Romeo Legacy Warrants").
As of December 31, 2022 and 2021, the Company had 1,137,850 and 760,915 private warrants outstanding, respectively. During 2022, 2021 and 2020, the Company recorded a $3.9 million, $3.1 million and $13.4 million gain, respectively, for revaluation of warrant liability on the consolidated statement of operations. As of December 31, 2022 and 2021, the Company had $0.4 million and $4.3 million, respectively, for warrant liability related to the private warrants outstanding on the consolidated balance sheets.
Stock Purchase Agreements
First Purchase Agreement with Tumim Stone Capital LLC
On June 11, 2021, the Company entered into a common stock purchase agreement (the "First Tumim Purchase Agreement") and a registration rights agreement (the "Registration Rights Agreement") with Tumim Stone Capital LLC ("Tumim"), pursuant to which Tumim committed to purchase up to $300.0 million in shares of the Company's common stock, subject to certain limitations and conditions set forth in the First Tumim Purchase Agreement. The Company shall not issue or sell any shares of common stock under the First Tumim Purchase Agreement which, when aggregated with all other shares of common stock beneficially owned by Tumim, would result in beneficial ownership of more than 4.99% of the Company's outstanding shares of common stock.
Under the terms of the First Tumim Purchase Agreement, the Company has the right, but not the obligation, to sell to Tumim, shares of common stock over the period commencing on the date of the First Tumim Purchase Agreement (the “Tumim Closing Date”) and ending on the first day of the month following the 36-month anniversary of the Tumim Closing Date. The purchase price will be calculated as 97% of the volume weighted average prices of the Company's common stock during normal trading hours for three consecutive trading days commencing on the purchase notice date.
Concurrently with the signing of the First Tumim Purchase Agreement, the Company issued 155,703 shares of its common stock to Tumim as a commitment fee ("Commitment Shares"). The total fair value of the shares issued for the commitment fee of $2.6 million was recorded in selling, general, and administrative expense on the Company's consolidated statements of operations.
During 2022, the Company sold 17,248,244 shares of common stock for proceeds of $123.7 million, under the terms of the First Tumim Purchase Agreement. During 2021, the Company sold 14,213,498 shares of common stock under the terms of the First Tumim Purchase Agreement for proceeds of $163.8 million. As of December 31, 2022, there are 3,420,990 registered shares remaining and the remaining commitment available under the First Tumim Purchase Agreement is $12.5 million.
Second Purchase Agreement with Tumim Stone Capital LLC
On September 24, 2021, the Company entered into a second common stock purchase agreement (the "Second Tumim Purchase Agreement") and a registration rights agreement with Tumim, pursuant to which Tumim has committed to purchase up to $300.0 million in shares of the Company's common stock, subject to certain limitations and conditions set forth in the Second Tumim Purchase Agreement. The Company will not issue or sell any shares of common stock under the Second Tumim Purchase Agreement which, when aggregated with all other shares of common stock beneficially owned by Tumim, would result in beneficial ownership of more than 4.99% of the Company's outstanding shares of common stock.
Under the terms of the Second Tumim Purchase Agreement, the Company has the right, but not the obligation, to sell to Tumim, shares of common stock over the period commencing on the date of the Second Tumim Purchase Agreement (the “Second Tumim Closing Date”) and ending on the first day of the month following the 36-month anniversary of the Second Tumim Closing Date, provided that certain conditions have been met. These conditions include effectiveness of a registration statement covering the resale of shares of common stock that have been and may be issued under the Second Tumim Purchase Agreement and termination of the First Tumim Purchase Agreement. The registration statement covering the offer and sale of up to 29,042,827 shares of common stock, including the commitment shares, to Tumim was declared effective on November 29, 2021. The purchase price will be calculated as 97% of the volume weighted average prices of the Company's common stock during normal trading hours for three consecutive trading days commencing on the purchase notice date.
Concurrently with the signing of the Second Tumim Purchase Agreement, the Company issued 252,040 shares of its common stock to Tumim as a commitment fee. The total fair value of the shares issued for the commitment fee of $2.9 million was recorded in selling, general, and administrative expense on the Company's consolidated statement of operations.
As of December 31, 2022, the Company has not sold any shares of common stock to Tumim under the terms of the Second Tumim Purchase Agreement and has a remaining commitment of $300.0 million available.
Equity Distribution Agreement
In August 2022, the Company entered into an equity distribution agreement (the "Equity Distribution Agreement") with Citi Global Markets, Inc. ("Citi") as sales agent, pursuant to which the Company can issue and sell shares of its common stock with an aggregate maximum offering price of $400.0 million. The Company pays Citi a fixed commission rate of 2.5% of gross offering proceeds of shares sold under the Equity Distribution Agreement. During the year ended December 31, 2022, the Company sold 45,324,227 shares of common stock under the Equity Distribution Agreement at an average price per share of $3.70 for gross proceeds of $167.8 million and net proceeds of approximately $163.5 million, after $4.3 million in commissions and fees to the sales agent. Commissions incurred in connection with the Equity Distribution Agreement are reflected as a reduction of additional paid-in capital on the Company's consolidated balance sheets. As of December 31, 2022, $1.7 million in commissions were recognized in accrued expenses and other current liabilities on the Company's consolidated balance sheets.